Share-Based Compensation - RCUs movement (Details) - RCUs - GasLog Partners LP $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the period | EquityInstruments	76,467
Granted during the period | EquityInstruments	233,688
Vested during the period | EquityInstruments	(37,327)
Outstanding at end of the period | EquityInstruments	272,828	76,467
Weighted average contractual life
Weighted average contractual life	2 years 6 months 15 days	1 year 3 months 4 days
Aggregate fair value
Outstanding at the beginning of the period | $	$ 1,790
Granted during the period | $	472
Vested during the period | $	(882)
Outstanding at the end of the period | $	$ 1,380	$ 1,790